CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost of revenues, impairment on intangible assets		$ 250,553
Share-based compensation expense	1,547,780	1,573,729	4,464,497
Product Development [Member]
Share-based compensation expense	545,060	305,385	468,232
Selling and Marketing [Member]
Share-based compensation expense		111,198	227,804
General and Administrative [Member]
Share-based compensation expense	$ 1,002,720	$ 1,157,146	$ 3,768,461